Ox Hill Note Receivable and Future Receivables Obligation - Schedule of Notes Receivable (Details) - USD ($)			6 Months Ended
	Jun. 30, 2026	Jan. 01, 2026	Jun. 30, 2026
Schedule of Notes Receivable [Abstract]
Balance due		$ 35,328,981
Amount reserved			$ (29,917,458)
Amount due net of reserve			5,411,523
Repaid by Ox Hill during the period			$ (5,411,523)